Vessels (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Vessels

	Vessels	Drydocking	Total
	(in thousands)
Cost
January 1, 2026	$2,396,180	$95,625	$2,491,805
Additions	—	11,062	11,062
Write-offs of fully depreciated assets	(444)	(6,048)	(6,492)
Transfer to assets held for sale	(36,141)	(3,365)	(39,506)
June 30, 2026	2,359,595	97,274	2,456,869

Accumulated Depreciation
January 1, 2026	838,992	51,768	890,760
Charge for the period	51,821	11,429	63,250
Transfer to assets held for sale	(22,057)	(2,218)	(24,275)
Write-offs of fully depreciated assets	(444)	(6,048)	(6,492)
June 30, 2026	868,312	54,931	923,243

Net Book Value
December 31, 2025	1,557,188	43,857	1,601,045
June 30, 2026	$1,491,283	$42,343	$1,533,626